Non-Current Assets - Plant and Equipment - Disclosure of Non-Current Assets - Plant and Equipment (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	$ 24,202	$ 31,500
Exchange differences	978	(446)
Additions	11,893	7,089
Disposals	0	0
Depreciation charge	(10,624)	(13,941)
Closing net book amount	26,449	24,202
Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	11,240	15,091
Exchange differences	638	(171)
Additions	1,312
Disposals	0	0
Depreciation charge	(1,917)	(3,680)
Closing net book amount	11,273	11,240
Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	11,752	13,759
Exchange differences	314	(229)
Additions	10,581	7,089
Disposals	0	0
Depreciation charge	(7,814)	(8,867)
Closing net book amount	14,833	11,752
Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,210	2,650
Exchange differences	26	(46)
Disposals	0	0
Depreciation charge	(893)	(1,394)
Closing net book amount	343	1,210
Cost or Fair Value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	567,137	561,230
Closing net book amount	594,806	567,137
Cost or Fair Value [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	510,188	511,195
Closing net book amount	524,746	510,188
Cost or Fair Value [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	48,919	41,971
Closing net book amount	61,585	48,919
Cost or Fair Value [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	8,030	8,064
Closing net book amount	8,475	8,030
Accumulated Amortization and Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(542,935)	(529,730)
Closing net book amount	(568,357)	(542,935)
Accumulated Amortization and Impairment [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(498,948)	(496,104)
Closing net book amount	(513,473)	(498,948)
Accumulated Amortization and Impairment [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(37,167)	(28,212)
Closing net book amount	(46,752)	(37,167)
Accumulated Amortization and Impairment [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(6,820)	(5,414)
Closing net book amount	$ (8,132)	$ (6,820)